Convertible Notes Payable	9 Months Ended	12 Months Ended
	Mar. 31, 2015	Jun. 30, 2014
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
Note 6 Convertible Notes Payable

2010 Notes (See (A) below.) - During 2010 and 2011, the Company issued 8% convertible notes payable for which principal and interest is due two years after date of issuance. The Company is required to pay a loan fee equal to 100% of the notes principal balance, which is recorded as a loan discount and being amortized on the effective yield method over the term of the notes.

Upon the close of a “Financing”, which means any third party capital investment in the Company, in cash, that is two million, five hundred thousand dollars ($2,500,000) or greater, the outstanding principal balance and at the option of the Lender, the unpaid accrued interest on these convertible notes shall convert in whole into the number of whole shares of common stock obtained by dividing the outstanding principal balance and unpaid accrued interest on these convertible notes at the time of such Financing, by the Conversion Price. The “Conversion Price” under these notes shall initially be 65% of the common share price of the Financing, subject to adjustment as provided herein. If the Company elects to pay the accrued interest on these convertible notes in cash, the accrued interest payment shall be due on the date the principal amount is converted to common stock. These terms were modified as disclosed below.

2011 Notes (See (B) below.) – During June 2011, the Company issued 8% convertible notes payable via Private Placement Memorandum (“PPM”). The PPM authorizes the issuance of up to $2,000,000 of convertible notes payable for which principal and interest is due one year after date of issuance. Pursuant to the terms of the PPM, upon an offering by the Company of common stock totalling at least $5,000,000 (a “Qualified Offering”) the notes will automatically and on a mandatory basis convert (the “Mandatory Conversion”) into common shares of the Company and the right to receive warrants. On the date of closing of a Qualified Financing of common shares, the Notes will convert into common shares of the Company at a price equal to 65% of the price per common share of the Qualified Financing (the “Mandatory Conversion Price”), subject to a maximum conversion pre-money valuation of $20,000,000, and the right to receive Warrants. The conversion will include the face amount of the Notes and include any accrued and unpaid interest. For each common share received as a result of the Mandatory Conversion, the Investor will receive one (1) warrant to purchase one (1) common share of the Company at an exercise price equal to 135% of the price per common share at which the Notes are converted pursuant to the Mandatory Conversion. The warrants will be exercisable at any time for a period of five years from the date of the Qualified Offering. These terms were modified as disclosed below.

2011 Notes (See (C) below) – In September 2011, the Company amended its 2011 PPM (above) to remove the mandatory conversion feature and to permit conversion of the notes payable at the option of the lender. The remaining terms remain essentially the same as the 2011 Notes described above.

On July 1, 2012, the Company amended its June 15, 2011 PPM on its twelve month, 8% convertible notes payable to issue up to an additional $2,000,000 in convertible notes and to extend it offering termination date to October 1, 2012. In addition, the amended PPM changes the definition of a “Qualified Financing” from $5,000,000 to $2,500,000. On the maturity date of the convertible notes, or the closing of a Sale of the Company, whichever occurs first, the lenders are permitted an elective conversion option to convert the outstanding principal and interest on the convertible notes at the lower of 65% of the price per share of common stock in the Qualified Financing or 65% of the common stock price using a pre-money valuation of the Company of $20 million. With each share of common stock received, the investor will also receive a warrant to purchase two shares of common stock at 135% of the price per common stock at the time the note was converted. The Company reserved the right to withdraw the offering at any time.

2012 Notes (See (D) below) - In December 2012, the Company amended its PPM on its twelve month, 8% convertible notes payable to issue up to an additional $1,000,000 in convertible notes and to extend the offering termination to December 31, 2012. On the date of a Qualified Financing, the lenders are permitted an elective conversion option to convert the outstanding principal and interest at the lower of 50% of the price per share of common stock in the Qualified Financing or $4.50 per share. With each share of common stock received, the investor will also receive a warrant to purchase one share of common stock at 150% of the price per common stock at the time the note was converted.

In the second fiscal quarter of 2014, the Company sent letters to the holders of the 2010, 2011 and 2012 notes requesting amendment of their convertible notes payable. The convertible notes payable were amended to: (i) fix the conversion price of the notes into common stock at $1.50 per share, (ii) require mandatory conversion of principal and interest, and (iii) change the definition of a qualified financing to an equity financing of at least $3,000,000. Note holders of $3,032,500 of the convertible notes payable balances outstanding had signed and returned the amendment letter as of March 31, 2014. Based on the fixed conversion price, the intrinsic value of the beneficial conversion feature of $653,000 was calculated and recorded as a discount to the notes payable. As of June 30, 2014, $653,000 of the debt discount has been amortized into interest expense as these all amortized as part of the conversion.

2013 Notes (See (E) below) – In December 2013 and January 2014, the Company issued 8% convertible promissory notes payable for which principal and interest is due six months after the date of issuance. Pursuant to the note agreements, if the Company issues equity securities in a transaction resulting in gross proceeds of at least $3,000,000, the promissory note and accrued interest will automatically convert to common stock at a conversion price of $1.26 per share. The notes also allow the investor to convert at any time prior to maturity at $1.26 per share at their option. With the promissory note, the investor also received a warrant to purchase common stock equal to one-half of the principal amount of the promissory note. The warrant has an exercise price of $1.89 per share and is exercisable for three years from date of issuance.

The value of the proceeds of the notes was allocated to the warrants as discussed in Note 7 and the remaining balance was allocated to the beneficial conversion feature as the intrinsic value of the beneficial conversion feature is greater than the remaining value of the notes. The discount on the notes is being amortized into interest expense over the remaining life of the notes using the effective interest method.

On March 31, 2014, the Company closed on an equity transaction which qualified as a “qualified financing” as such the $2,703,000 in 2013 Notes and the accrued interest was converted into 2,186,838 shares of our common stock. The Company also converted $4,275,172 of the 2010, 2011 and 2012 Notes and accrued interest into 3,111,126 shares of our common stock. The remaining balance of any debt discounts on the notes converted was recorded into interest expense at the time of the conversion.

The convertible notes outstanding as of March 31, 2015 and June 30, 2014 are:

	March 31, 2015	June 30, 2014

2010 Notes (A)	$60,000	$60,000
2011 Notes (B)	-	-
2011 Notes (C)	-	-
2012 Notes (D)	-	-
	$60,000	$60,000

The notes originated at various dates from April 2010 through January 2013 and mature at various dates from February 2012 to June 2014.

As of March 31, 2015, all of the outstanding convertible notes have matured and payments were due on demand and remains convertible at the holders option. The convertible notes which have not been repaid continue to accrue interest at a rate of 8%.

Note 8 Convertible Notes Payable

2010 Notes (See (A) below.) - During 2010 and 2011, the Company issued 8% convertible notes payable for which principal and interest is due two years after date of issuance. The Company is required to pay a loan fee equal to 100% of the notes principal balance, which is recorded as a loan discount and being amortized on the effective yield method over the term of the notes.

Upon the close of a “Financing”, which means any third party capital investment in the Company, in cash, that is $2,500,000 or greater, the outstanding principal balance and at the option of the Lender, the unpaid accrued interest on these convertible notes shall convert in whole into the number of whole shares of common stock obtained by dividing the outstanding principal balance and unpaid accrued interest on these convertible notes at the time of such Financing, by the Conversion Price. The “Conversion Price” under these notes shall initially be 65% of the common share price of the Financing, subject to adjustment as provided herein. If the Company elects to pay the accrued interest on these convertible notes in cash, the accrued interest payment shall be due on the date the principal amount is converted to common stock. These terms were modified as disclosed below.

2011 Notes (See (B) below.) – During June 2011, the Company issued 8% convertible notes payable via Private Placement Memorandum (“PPM”). The PPM authorizes the issuance of up to $2,000,000 of convertible notes payable for which principal and interest is due one year after date of issuance. Pursuant to the terms of the PPM, upon an offering by the Company of common stock totalling at least $5,000,000 (a “Qualified Offering”) the notes will automatically and on a mandatory basis convert (the “Mandatory Conversion”) into common shares of the Company and the right to receive warrants. On the date of closing of a Qualified Financing of common shares, the Notes will convert into common shares of the Company at a price equal to 65% of the price per common share of the Qualified Financing (the “Mandatory Conversion Price”), subject to a maximum conversion pre-money valuation of $20,000,000, and the right to receive Warrants. The conversion will include the face amount of the Notes and include any accrued and unpaid interest. For each common share received as a result of the Mandatory Conversion, the Investor will receive one (1) warrant to purchase one (1) common share of the Company at an exercise price equal to 135% of the price per common share at which the Notes are converted pursuant to the Mandatory Conversion. The warrants will be exercisable at any time for a period of five years from the date of the Qualified Offering. These terms were modified as disclosed below.

2011 Notes (See (C) below) – In September 2011, the Company amended its 2011 PPM (above) to remove the mandatory conversion feature and to permit conversion of the notes payable at the option of the lender. The remaining terms remain essentially the same as the 2011 Notes described above.

On July 1, 2012, the Company amended its June 15, 2011 PPM on its twelve month, 8% convertible notes payable to issue up to an additional $2,000,000 in convertible notes and to extend it offering termination date to October 1, 2012. In addition, the amended PPM changes the definition of a “Qualified Financing” from $5,000,000 to $2,500,000. On the maturity date of the convertible notes, or the closing of a Sale of the Company, whichever occurs first, the lenders are permitted an elective conversion option to convert the outstanding principal and interest on the convertible notes at the lower of 65% of the price per share of common stock in the Qualified Financing or 65% of the common stock price using a pre-money valuation of the Company of $20 million. With each share of common stock received, the investor will also receive a warrant to purchase two shares of common stock at 135% of the price per common stock at the time the note was converted. The Company reserved the right to withdraw the offering at any time.

2012 Notes (See (D) below) - In December 2012, the Company amended its PPM on its twelve month, 8% convertible notes payable to issue up to an additional $1,000,000 in convertible notes and to extend the offering termination to December 31, 2012. On the date of a Qualified Financing, the lenders are permitted an elective conversion option to convert the outstanding principal and interest at the lower of 50% of the price per share of common stock in the Qualified Financing or $4.50 per share. With each share of common stock received, the investor will also receive a warrant to purchase one share of common stock at 150% of the price per common stock at the time the note was converted.

In the second fiscal quarter of 2014, the Company sent letters to the holders of the 2010, 2011 and 2012 notes requesting amendment of their convertible notes payable. The convertible notes payable were amended to: (i) fix the conversion price of the notes into common stock at $1.50 per share, (ii) require mandatory conversion of principal and interest, and (iii) change the definition of a qualified financing to an equity financing of at least $3,000,000. Note holders of $3,032,500 of the convertible notes payable balances outstanding have signed and returned the amendment letter. Based on the fixed conversion price, the intrinsic value of the beneficial conversion feature of $653,000 was calculated and recorded as a discount to the notes payable. As of June 30, 2014, $653,000 of the debt discount has been amortized into interest expense as these all amortized as part of the conversion.

2013 Notes – In December 2013 and January 2014, the Company issued $2,703,000 of 8% convertible promissory notes payable for which principal and interest is due six months after the date of issuance. Pursuant to the note agreements, if the Company issues equity securities in a transaction resulting in gross proceeds of at least $3,000,000, the promissory note and accrued interest will automatically convert to common stock at a conversion price of $1.26 per share. The notes also allow the investor to convert at any time prior to maturity at $1.26 per share at their option. With the promissory note, the investor will also receive a warrant to purchase common stock equal to one-half of the principal amount of the promissory note. The warrant will have an exercise price of $1.89 per share and will be exercisable for three years from date of issuance.

The value of the proceeds of the notes was allocated to the warrants as discussed in Note 9 and the remaining balance was allocated to the beneficial conversion feature as the intrinsic value of the beneficial conversion feature was greater than the remaining proceeds of the notes. The discount on the notes is being amortized into interest expense over the remaining life of the notes.

On March 31, 2014, the Company closed on an equity transaction which qualified as a “qualified financing.” As such the $2,703,000 in 2013 Notes and the accrued interest was converted into 2,186,838 shares of our common stock. The Company has also converted $4,275,172 of the 2010, 2011 and 2012 Notes and accrued interest into 3,111,126 shares of our common stock as of June 30, 2014. The remaining balance of any debt discounts on the notes converted was recorded into interest expense at the time of the conversion.

The convertible notes outstanding as of June 30, 2014 and 2013 include:

	2014	2013

2010 Notes (A)	$60,000	$562,500
2011 Notes (B)	-	645,000
2011 Notes (C)	-	1,700,000
2012 Notes (D)	-	825,000
Total	$60,000	$3,732,500

The notes originated at various dates from April 2010 through January 2013 and matured at various dates from February 2012 to January 2014.

As of June 30, 2014, all of the outstanding convertible notes have matured and payments were due on demand and remains convertible at the holders option. The convertible notes which have not been repaid or converted continue to accrue interest at a rate of 8%.

Note Payable – Related Party – On November 14, 2013, the Company issued a 14% promissory note with a related party. The note allows funds to be borrowed until March 1, 2014 for up to $250,000. The note matures on the earlier of November 1, 2014 or when the Company closes on an equity financing of at least $3,000,000. The Company also issued a warrant for one share of common stock for each dollar of principal loaned. The warrant was issued on March 1, 2014 for option to purchase up to 39,117 shares of common stock. The warrant exercise price will be $7.50 per share and will be exercisable for five years. As of June 30, 2014, the outstanding balance on the note is zero and the accrued interest is zero as the principal balance of $234,700 and interest of $12,895 was paid in full on April 1, 2014. The warrants were issued on March 26, 2014 for a fair value of $76,062.